Expense Example - Class A Class C and Institutional Class - Mid-Cap 1.5x Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	645	1,009	1,396	2,478	357	795	1,359	2,894